UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];                             Amendment Number:
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Anita Webbon
Title:     Designated Member, General Counsel
Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Anita Webbon               London, England           November 14, 2008
----------------------         -----------------         -------------------
[Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $425,325 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited

No. 2
Form 13F File Number 28-11842
Name:  Davide Erro

                                            Form 13F Information Table

------------------------ -------- ---------- --------- --------------------------- ------------ ---------- -------------------------
        Column 1         Column 2  Column 3   Column 4          Column 5             Column 6   Column 7           Column 8
------------------------ -------- ---------- --------- --------------------------- ------------ ---------- -------------------------
     Name of Issuer      Title of    CUSIP     Value   Shrs /     SH /    Put/Call  Investment    Other        Voting Authority
                           Class              (x$1000) Prn Amt    PRN               Discretion  Managers
------------------------ -------- ---------- --------- --------------------------- ------------ ---------- -------------------------
                                                                                                             Sole     Shared   None
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
       Cadbury PLC         SPONS   12721E102   12634    308600      SH                DEFINED      1,2      308600
                            ADR
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
 Dr Pepper Snapple Group    COM    26138E109   20463    772778      SH                DEFINED      1,2      772778
           Inc
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
      Lorillard Inc         COM    544147101   128170   1801400     SH                DEFINED      1,2      1801400
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
     MEMC Electronic        COM    552715104   10032    355000      SH                DEFINED      1,2      355000
      Materials Inc
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
        Sina Corp           ORD    G81477104   13323    378500      SH                DEFINED      1,2      378500
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
   Union Pacific Corp       COM    907818108   124212   1745533     SH                DEFINED      1,2      1745533
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
    Virgin Media Inc        COM    92769L101   116491  14745706     SH                DEFINED      1,2     14745706
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------


REPORT SUMMARY        DATA RECORDS  7              425325              2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
